UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22255

Columbia ETF Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  Last Day of March

Date of reporting period:  March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia EM Core ex-China ETF

XCEM | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Columbia EM Core ex-China ETF (the Fund) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia EM Core ex-China ETF	$16	0.16%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the semiconductors, banks and aerospace & defense sub-sectors, and from a country perspective South Africa and Taiwan, boosted the Fund’s results most during the annual period.

Allocations | Larger allocations to banks, electric utilities and aerospace and defense and smaller allocations to broadline retail buoyed Fund results during the annual period.

Individual holdings | Positions in Taiwan-based semiconductor company Taiwan Semiconductor Manufacturing Co., Ltd.; India-based bank and financial services companies ICICI Bank Ltd. and HDFC Bank Ltd.; multinational internet, technology and multimedia holding company Naspers Ltd.; and Saudi Arabian Al Rahji Bank, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the information technology, communication services and chemicals, and from a country perspective South Korea, Mexico and Indonesia, hurt the Fund’s results during the annual period.

Allocations | Large weightings in technology hardware storage & peripherals and oil, gas and consumable fuels and small allocations to electrical equipment and automobiles detracted.

Individual holdings | Fund positions in Samsung Electronics Co. Ltd., a South Korea-based consumer electronics company; Reliance Industries, Ltd., an India-based multinational conglomerate; South Korea-based plasma display manufacturer Samsung SDI Co. Ltd.; Taiwan-based plastic products and chemical fiber manufacturer Nan Ya Plastics Corp.; and Indonesia-based Bank PT Bank Mandiri Persero Tbk, were top detractors during the period.

Columbia EM Core ex-China ETF | ASR274_00_(05/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia EM Core ex-China ETF during the stated time period.

Growth of $10,000

	Columbia EM Core ex-China ETF—Net Asset Value (19,453)	Beta Thematic Emerging Markets ex-China Index (19,125)	MSCI Emerging Markets Index (Net) (17,251)
09/02/15	10,000	10,000	10,000
3/16	10,898	10,908	10,547
3/17	12,949	12,921	12,363
3/18	15,896	15,462	15,445
3/19	14,881	14,157	14,301
3/20	11,422	10,681	11,772
3/21	19,253	18,494	18,645
3/22	19,068	18,625	16,526
3/23	17,133	16,594	14,757
3/24	19,929	19,683	15,960
3/25	19,453	19,125	17,251
Average Annual Total Return (%)	1 year	5 years	Since Fund Inception
Columbia EM Core ex-China ETF—Net Asset ValueFootnote Reference(a)	-2.39	11.24	7.19
Beta Thematic Emerging Markets ex-China Index	-2.84	12.36	7.00
MSCI Emerging Markets Index (Net)	8.09	7.94	5.85
Footnote	Description
Footnote(a)	Columbia Management has been the Fund’s investment manager since September 1, 2016. Performance prior to September 1, 2016 is attributable to the Fund’s previous investment manager.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$1,051,073,928
Total number of portfolio holdings	332
Investment management fees (represents 0.16% of Fund average net assets)	$1,809,027
Portfolio turnover for the reporting period	20%

Columbia EM Core ex-China ETF | ASR274_00_(05/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	12.1%
Samsung Electronics Co. Ltd. (South Korea)	3.9%
HDFC Bank Ltd. (India)	2.2%
ICICI Bank Ltd. (India)	2.2%
Infosys Ltd. (India)	1.6%
International Holding Co. PJSC (United Arab Emirates)	1.5%
Al Rajhi Bank (Saudi Arabia)	1.4%
Reliance Industries, Ltd. (India)	1.4%
SK Hynix, Inc. (South Korea)	1.3%
MediaTek, Inc. (Taiwan)	1.3%

Sector Allocation

Value	Value
Real Estate	1.5%
Health Care	1.8%
Utilities	3.2%
Consumer Discretionary	4.0%
Consumer Staples	5.0%
Energy	5.2%
Communication Services	6.3%
Materials	6.3%
Industrials	8.9%
Information Technology	28.1%
Financials	28.5%

Geographic Allocation

Value	Value
Other	10.7%
Malaysia	2.1%
Indonesia	2.4%
Mexico	4.1%
South Africa	4.6%
United Arab Emirates	5.0%
Brazil	6.6%
Saudi Arabia	7.4%
South Korea	11.9%
India	17.7%
Taiwan	27.3%

Columbia EM Core ex-China ETF | ASR274_00_(05/25) | 3

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002445

Columbia EM Core ex-China ETF | ASR274_00_(05/25) | 4

Columbia India Consumer ETF

INCO | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Columbia India Consumer ETF (the Fund) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia India Consumer ETF	$74	0.75%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the specialty retail, hotels, restaurants & leisure sub-sectors boosted the Fund’s results most during the annual period.

Allocations | Larger allocations to specialty retail, hotels, restaurants & leisure and smaller allocations to oil, gas and consumable fuels sub-sectors buoyed Fund results during the annual period.

Individual holdings | Positions in Mahindra & Mahindra Ltd. and Eicher Motors Ltd., both automobile manufacturers; Trent Ltd., a fashion and lifestyle retail company; Indian Hotels Co. Ltd.; and Marico Ltd., a leading consumer goods company, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the automobile components, textiles, apparel & luxury goods sub-sectors hurt the Fund’s results during the annual period.

Allocations | Large weightings in automobiles and automobile components and a small allocation to textiles, apparel & luxury goods detracted.

Individual holdings | Fund positions in Tata Motors Ltd., parent company of British Jaguar Land Rover and South Korean Tata Daewoo; Titan Co. Ltd., which manufactures jewelry, watches and eyewear; Bajaj Auto Ltd. and Hero MotoCorp Ltd., which manufacture motorcycles and scooters; and bicycle manufacturer Tube Investments of India Ltd., were top detractors during the period.

Columbia India Consumer ETF | ASR279_00_(05/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia India Consumer ETF during the stated time period.

Growth of $10,000

	Columbia India Consumer ETF—Net Asset Value (21,446)	Indxx India Consumer Index (25,982)	MSCI India Index (Net) (21,266)
3/15	10,000	10,000	10,000
3/16	8,782	8,908	8,685
3/17	10,808	11,104	10,282
3/18	12,931	13,434	11,335
3/19	11,892	12,532	12,100
3/20	8,729	9,209	8,366
3/21	14,461	15,711	14,754
3/22	15,216	16,771	17,390
3/23	14,854	16,681	15,274
3/24	22,094	26,353	20,899
3/25	21,446	25,982	21,266
Average Annual Total Return (%)	1 year	5 years	10 Years
Columbia India Consumer ETF—Net Asset ValueFootnote Reference(a)	-2.93	19.70	7.93
Indxx India Consumer Index	-1.41	23.05	10.02
MSCI India Index (Net)	1.75	20.51	7.84
Footnote	Description
Footnote(a)	Columbia Management has been the Fund’s investment manager since September 1, 2016. Performance prior to September 1, 2016 is attributable to the Fund’s previous investment manager.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$317,805,293
Total number of portfolio holdings	31
Investment management fees (represents 0.75% of Fund average net assets)	$2,753,186
Portfolio turnover for the reporting period	41%

Columbia India Consumer ETF | ASR279_00_(05/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Bajaj Auto Ltd. (India)	5.0%
Tata Motors Ltd. (India)	5.0%
Trent Ltd. (India)	5.0%
Hindustan Unilever Ltd. (India)	4.8%
ITC Ltd. (India)	4.8%
Nestle India Ltd. (India)	4.8%
Maruti Suzuki India Ltd. (India)	4.7%
Titan Co. Ltd. (India)	4.7%
Mahindra & Mahindra Ltd. (India)	4.6%
Zomato Ltd. (India)	4.2%

Sector Allocation

Value	Value
Consumer Staples	41.4%
Consumer Discretionary	58.2%

Geographic Allocation

Value	Value
United States	0.5%
India	99.5%

Columbia India Consumer ETF | ASR279_00_(05/25) | 3

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds or upon request at 1‑800‑426‑3750.

The Fund is passively managed to invest in Indian consumer companies. Prior to November 2024, the Fund invested assets through a wholly owned subsidiary (the Subsidiary) located in the Republic of Mauritius, which in turn invested in Indian securities. This structure enabled the Fund to obtain certain benefits under a tax treaty between Mauritius and India. However, such benefits are no longer available and therefore there are no material advantages to the Fund to invest in Indian securities via the Subsidiary. As a result, the Fund no longer holds Indian securities in the Subsidiary and the Fund’s Principal Investment Strategies and Principal Risks are revised to remove all references and discussions of the Subsidiary.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002444

Columbia India Consumer ETF | ASR279_00_(05/25) | 4

Columbia Research Enhanced Emerging Economies ETF

ECON | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Columbia Research Enhanced Emerging Economies ETF (the Fund) for the period of April 1, 2024 to March 31, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Emerging Economies ETF	$51	0.49%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the consumer discretionary, consumer staples and automobiles sub-sectors and, from a country perspective China and South Africa, boosted the Fund’s results most during the annual period.

Allocations | Larger allocations to the automobiles and smaller allocations to banks and technology hardware sub-sectors buoyed Fund results during the annual period.

Individual holdings | Positions in Alibaba Group Holding Ltd., a Chinese online and mobile e-commerce company; Mahindra & Mahindra Ltd., an India-based automobile manufacturer; Xiaomi Corp., a Chinese technology company that manufactures smartphones and lifestyle products; Tencent Holdings Ltd., a Chinese e-commerce and diversified media company; and Meituan, a Chinese web-based shopping platform, were among the top contributors to Fund performance.

Top Performance Detractors

Stock selection | Selections in the communication services, specialty retail and textiles, apparel & luxury goods sub-sectors and, from a country perspective Taiwan and Brazil, hurt the Fund’s results during the annual period.

Allocations | Large weightings in diversified telecommunication services and beverages and a small allocation to semiconductors and interactive media & services detracted.

Individual holdings | Fund positions in Samsung Electronics Co. Ltd., a South Korea-based consumer electronics company; Vibra Energia SA, a Brazil-based energy distribution company; Reliance Industries, Ltd., an India-based multinational conglomerate; SK Hynix, Inc., a South Korean supplier of memory chips; and Titan Co. Ltd., an India-based company that manufactures jewelry, watches and eyewear, were top detractors during the period.

Columbia Research Enhanced Emerging Economies ETF | ASR277_00_(05/25) | 1

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Research Enhanced Emerging Economies ETF during the stated time period.

Growth of $10,000

	Columbia Research Enhanced Emerging Economies ETF—Net Asset Value (9,181)	Combined Current and Former Indices (9,867)	Dow Jones Emerging Markets Consumer Titans™ Index (10,027)	MSCI Emerging Markets Index (Net) (14,389)
3/15	10,000	10,000	10,000	10,000
3/16	8,637	8,809	8,809	8,797
3/17	9,530	9,780	9,780	10,312
3/18	10,180	10,534	10,534	12,883
3/19	8,848	9,241	9,241	11,928
3/20	7,798	8,198	9,198	9,818
3/21	11,075	11,770	11,770	15,551
3/22	8,613	9,196	9,196	13,784
3/23	8,447	9,071	9,071	12,309
3/24	8,641	9,285	9,285	13,312
3/25	9,181	9,867	10,027	14,389
Average Annual Total Return (%)	1 year	5 years	10 Years
Columbia Research Enhanced Emerging Economies ETF—Net Asset ValueFootnote Reference(a)Footnote Reference(b)	6.25	3.32	-0.85
Beta Advantage® Research Enhanced Solactive Emerging Economies IndexFootnote Reference(c)	N/A	N/A	4.16
Combined Current and Former IndicesFootnote Reference(d)	6.27	3.77	-0.13
Dow Jones Emerging Markets Consumer Titans™ Index	8.00	4.11	0.03
MSCI Emerging Markets Index (Net)	8.09	7.94	3.71
Footnote	Description
Footnote(a)	Columbia Management has been the Fund’s investment manager since September 1, 2016. Performance prior to September 1, 2016 is attributable to the Fund’s previous investment manager.
Footnote(b)	Effective June 28, 2024 (Index Change Date), the Fund tracks and compares its performance to that of the Beta Advantage® Research Enhanced Solactive Emerging Economies Index (the New Index). Prior to the Index Change Date, the Fund tracked and compared its performance to that of the Dow Jones Emerging Markets Consumer Titans™ Index (the Former Index). If the Fund's strategies effective at the Index Change Date had been in place for the prior periods, results shown may have been different. The New Index commenced operations on May 2, 2024. For periods prior to February 3, 2025, the Fund sought to track the performance of its index, which was not calculated in the manner that the New Index is currently calculated. As a result, the performance of the Fund and the New Index for periods prior to that date is not representative of the performance they would have achieved had the Fund sought to track the performance of the New Index as currently calculated.
Footnote(c)	The Index performance is cumulative and for the period from June 28, 2024 through March 31, 2025.
Footnote(d)	The Combined Current and Former Indices performance represents the Fund's Former Index performance until June 28, 2024 and the Fund's New Index performance for the period from June 28, 2024 through March 31, 2025.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for the most recent performance information.

Key Fund Statistics

Fund net assets	$87,079,285
Total number of portfolio holdings	204
Investment management fees (represents 0.49% of Fund average net assets)	$336,994
Portfolio turnover for the reporting period	150%

Columbia Research Enhanced Emerging Economies ETF | ASR277_00_(05/25) | 2

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Alibaba Group Holding Ltd. (China)	4.4%
Tencent Holdings Ltd. (China)	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.6%
Samsung Electronics Co. Ltd. (South Korea)	3.6%
ICICI Bank Ltd. (India)	2.1%
Meituan Class B (China)	1.7%
Xiaomi Corp. Class B (China)	1.7%
MediaTek, Inc. (Taiwan)	1.7%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.4%
China Construction Bank Corp. Class H (China)	1.4%

Sector Allocation

Value	Value
Real Estate	1.7%
Utilities	2.3%
Health Care	2.6%
Energy	3.7%
Consumer Staples	5.1%
Materials	5.4%
Industrials	5.6%
Communication Services	8.1%
Consumer Discretionary	15.1%
Information Technology	21.6%
Financials	28.0%

Geographic Allocation

Value	Value
Other	7.9%
Malaysia	1.6%
Mexico	1.8%
United Arab Emirates	2.8%
South Africa	3.0%
Saudi Arabia	3.8%
Brazil	4.6%
South Korea	9.0%
Taiwan	16.6%
India	16.7%
China	32.1%

Columbia Research Enhanced Emerging Economies ETF | ASR277_00_(05/25) | 3

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds or upon request at 1‑800‑426‑3750.

On June 28, 2024 (Effective Date), the Fund’s name was changed to Columbia Research Enhanced Emerging Economies ETF. Also, as of the Effective Date, the Fund changed its objective and the Fund’s principal investment strategies were revised to reflect the Fund’s new tracked Index. The Fund amended its Prospectus’ Principal Risks by removing Non-Diversified Fund Risk and by revising Index Methodology and Provider Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002446

Columbia Research Enhanced Emerging Economies ETF | ASR277_00_(05/25) | 4

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N- CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

			Amount billed to the registrant’s
	Amount billed to the registrant ($)		investment advisor ($)
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Audit fees (a)	50,319	48,852	0	0
Audit-related fees(b)	0	0	0	0
Tax fees (c)	21,105	0	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a)Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub- adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre- approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)Not applicable.

(j)Not applicable.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Patricia M. Flynn, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager.

Item 6. Investments.

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b)Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF
Annual Financial Statements and Additional
Information
March 31, 2025

Indexed ETFs | 2025
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 22
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 37
Federal Income Tax Information 38

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
March 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 3
Common Stocks - 96.1%
Issuer Shares Value ($)
Brazil - 4.2%
Ambev SA 1,041,260 2,454,237
B3 SA - Brasil Bolsa Balcao 1,449,922 3,073,172
Banco BTG Pactual SA 794,968 4,677,385
Banco do Brasil SA 303,570 1,494,092
Banco Santander Brasil SA 934,529 4,359,662
BRF SA 189,091 649,710
Caixa Seguridade Participacoes S/A 528,719 1,376,341
Cia Siderurgica Nacional SA 318,175 526,065
Embraer SA
(a)
395,062 4,535,076
Hapvida Participacoes e Investimentos
SA
(a),(b)
367,858 141,937
Localiza Rent a Car SA 92,766 544,029
Lojas Renner SA 289,398 617,939
PRIO SA
(a)
197,670 1,373,559
Rede D'Or Sao Luiz SA
(b)
214,467 1,055,925
Suzano SA 235,051 2,172,549
TOTVS SA 236,686 1,378,962
Vale SA 905,338 8,962,256
Vibra Energia SA 288,183 894,589
WEG SA 449,678 3,554,934
Total 43,842,419
Chile - 0.4%
Empresas Copec SA 423,396 2,913,148
Latam Airlines Group SA 105,903,389 1,655,340
Total 4,568,488
China - 0.1%
Airtac International Group 31,696 793,295
Colombia - 0.1%
Interconexion Electrica SA ESP 168,660 768,379
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 469,620 765,675
Greece - 0.3%
Eurobank Ergasias Services and Holdings
SA 682,282 1,818,191
National Bank of Greece SA 158,961 1,622,664
Total 3,440,855
Hungary - 0.6%
MOL Hungarian Oil & Gas PLC 84,830 666,135
OTP Bank Nyrt 71,366 4,781,637
Richter Gedeon Nyrt 46,143 1,268,815
Total 6,716,587
India - 17.7%
Adani Ports & Special Economic Zone
Ltd. 280,906 3,887,774
Adani Power Ltd.
(a)
240,342 1,432,112
Adani Total Gas Ltd. 66,538 469,108
Axis Bank Ltd. 440,161 5,675,012
Bharat Electronics Ltd. 849,315 2,994,128
Bharat Heavy Electricals, Ltd. 407,892 1,032,848
Bharat Petroleum Corp. Ltd. 224,451 731,263
Bharti Airtel Ltd. 463,195 9,393,691
CG Power & Industrial Solutions Ltd. 149,072 1,113,603
Coal India Ltd. 569,773 2,654,463
GAIL India, Ltd. 549,469 1,176,692
HDFC Bank Ltd. ADR 352,482 23,418,904
Hindalco Industries Ltd. 332,345 2,653,589
Hindustan Petroleum Corp. Ltd. 167,800 707,441
ICICI Bank Ltd. ADR 737,526 23,246,819
IDBI Bank Ltd. 2,060,495 1,873,122
Common Stocks (continued)
Issuer Shares Value ($)
Indian Oil Corp., Ltd. 832,985 1,244,519
Indian Railway Finance Corp. Ltd.
(b)
527,388 767,704
Indus Towers Ltd.
(a)
224,154 876,711
Infosys Ltd. ADR 908,510 16,580,307
InterGlobe Aviation Ltd.
(a),(b)
19,216 1,150,037
ITC Hotels Ltd.
(a)
142,079 328,316
ITC Ltd. 1,411,425 6,766,286
Jio Financial Services Ltd.
(a)
748,809 1,993,174
Kotak Mahindra Bank Ltd. 193,070 4,904,426
NHPC, Ltd. 860,346 827,406
NMDC, Ltd. 1,032,485 832,173
NTPC Ltd. 1,059,544 4,432,922
Oil & Natural Gas Corp. Ltd. 879,226 2,534,426
Oil India, Ltd. 157,703 713,582
PB Fintech Ltd.
(a)
58,816 1,093,951
Power Finance Corp. Ltd. 376,523 1,824,852
Power Grid Corp of India Ltd. 947,351 3,218,150
Punjab National Bank 566,825 637,502
Rail Vikas Nigam Ltd. 167,914 691,223
REC Ltd. 346,362 1,739,256
Reliance Industries, Ltd. 955,197 14,249,866
State Bank of India GDR 72,191 6,410,561
Suzlon Energy, Ltd.
(a)
2,574,962 1,706,951
Tata Consultancy Services, Ltd. 179,910 7,590,540
Tata Motors Ltd. 654,161 5,161,881
Tata Power Co. Ltd. (The) 471,707 2,071,764
Tata Steel Ltd. 2,077,211 3,748,446
Vedanta Ltd. 664,373 3,601,982
Wipro Ltd. 668,380 2,050,749
Yes Bank Ltd.
(a)
2,913,163 575,322
Zee Entertainment Enterprises Ltd. 350,536 403,308
Zomato Ltd.
(a)
1,298,303 3,063,766
Total 186,252,628
Indonesia - 2.4%
Alamtri Resources Indonesia Tbk PT 4,596,611 512,123
Amman Mineral Internasional PT
(a)
2,843,422 922,910
Barito Renewables Energy Tbk PT 3,653,530 1,213,431
Chandra Asri Pacific Tbk PT 1,730,479 752,382
PT Astra International Tbk 9,141,018 2,715,810
PT Bank Central Asia Tbk 16,560,066 8,500,034
PT Bank Mandiri Persero Tbk
(a)
14,018,314 4,401,886
PT Bank Rakyat Indonesia Persero Tbk 10,154,687 2,483,483
PT GoTo Gojek Tokopedia Tbk
(a)
95,582,462 479,067
PT Telkom Indonesia Persero Tbk 20,068,737 2,920,631
Total 24,901,757
Kuwait - 1.2%
Al Ahli Bank of Kuwait KSCP 853,294 854,954
Boubyan Bank KSCP 863,803 1,921,430
Gulf Bank KSCP 1,664,021 1,920,854
Kuwait Finance House KSCP 1,313,178 3,385,138
Mabanee Co KPSC
(a)
625,414 1,673,043
National Bank of Kuwait SAKP 705,966 2,399,003
National Industries Group Holding SAK 1,170,058 986,430
Total 13,140,852
Malaysia - 2.1%
CIMB Group Holdings Bhd 668,640 1,054,756
Dialog Group Bhd 4,166,017 1,445,784
Genting Malaysia Bhd 1,633,975 611,245
IHH Healthcare Bhd 3,796,924 5,921,062
Inari Amertron Bhd 2,087,261 954,848
Malayan Banking Bhd 1,097,440 2,502,782

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Public Bank Bhd 894,614 891,086
Tenaga Nasional Bhd 2,710,899 8,173,933
YTL Corp. Bhd 1,147,400 517,138
Total 22,072,634
Mexico - 4.1%
America Movil SAB de CV Series B 7,276,124 5,185,482
Arca Continental SAB de CV 188,996 1,976,775
Coca-Cola Femsa SAB de CV 164,476 1,503,886
Fibra Uno Administracion SA de CV 1,002,609 1,171,771
Fomento Economico Mexicano SAB de CV
Series UBD 510,612 4,987,504
Grupo Aeroportuario del Centro Norte
SAB de CV 136,327 1,340,330
Grupo Aeroportuario del Pacifico SAB de
CV Class B
(a)
115,427 2,134,962
Grupo Aeroportuario del Sureste SAB de
CV Class B 54,815 1,501,057
Grupo Bimbo SAB de CV Series A 928,961 2,526,482
Grupo Carso SAB de CV Series A1 141,456 831,592
Grupo Financiero Banorte SAB de CV
Class O 776,634 5,387,932
Grupo Financiero Inbursa SAB de CV
Class O
(a)
530,545 1,192,661
Grupo Mexico SAB de CV Series B 970,217 4,852,448
Grupo Televisa SAB Series CPO 969,353 335,465
Industrias Penoles SAB de CV
(a)
66,112 1,227,022
Prologis Property Mexico SA de CV 436,956 1,398,550
Qualitas Controladora SAB de CV 90,119 783,345
Wal-Mart de Mexico SAB de CV 1,641,493 4,522,114
Total 42,859,378
Philippines - 1.1%
Ayala Corp. 201,825 2,084,379
Ayala Land, Inc. 2,024,043 813,508
Manila Electric Co. 438,857 4,217,935
SM Investments Corp. 308,542 4,248,687
SM Prime Holdings, Inc. 1,729,826 725,484
Total 12,089,993
Poland - 1.7%
Bank Polska Kasa Opieki SA 26,697 1,210,246
ORLEN SA 75,711 1,328,750
Powszechna Kasa Oszczednosci Bank
Polski SA 449,604 8,718,468
Powszechny Zaklad Ubezpieczen SA 429,426 6,201,097
Total 17,458,561
Qatar - 1.4%
Al Rayan Bank 2,225,611 1,375,343
Barwa Real Estate Co. 1,192,058 864,332
Commercial Bank PSQC (The) 1,118,993 1,284,645
Qatar Fuel QSC 561,230 2,289,005
Qatar Gas Transport Co., Ltd. 1,218,246 1,560,867
Qatar Insurance Co. SAQ 1,418,809 716,224
Qatar Islamic Bank QPSC 394,957 2,231,328
Qatar National Bank QPSC 861,567 3,809,730
Qatar Navigation QSC 293,917 887,159
Total 15,018,633
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0
LUKOIL PJSC
(c),(d),(e),(f)
14,277 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Common Stocks (continued)
Issuer Shares Value ($)
Saudi Arabia - 7.4%
ACWA Power Co. 34,148 3,124,309
Advanced Petrochemical Co.
(a)
66,671 548,319
Al Rajhi Bank 551,549 14,997,733
Alinma Bank 539,513 4,415,518
Almarai Co. JSC 171,153 2,536,884
Arab National Bank 232,947 1,434,533
Bank AlBilad 185,268 1,822,503
Bank Al- Jazira
(a)
283,148 1,319,460
Banque Saudi Fransi 533,445 2,645,111
Catrion Catering Holding Co. 28,394 935,592
Co. for Cooperative Insurance (The) 34,610 1,315,717
Dar Al Arkan Real Estate Development
Co.
(a)
346,695 1,977,893
Etihad Etisalat Co. 131,877 2,144,570
Mobile Telecommunications Co. Saudi
Arabia 365,361 1,096,736
Riyad Bank 314,274 2,760,611
SABIC Agri -Nutrients Co. 38,981 1,101,540
Sahara International Petrochemical Co. 152,208 843,999
Saudi Arabian Mining Co.
(a)
252,488 3,116,471
Saudi Arabian Oil Co.
(b)
1,195,609 8,526,177
Saudi Awwal Bank 294,954 2,948,675
Saudi Basic Industries Corp. 152,119 2,583,237
Saudi Industrial Investment Group 173,917 719,573
Saudi Investment Bank (The) 301,895 1,173,424
Saudi Kayan Petrochemical Co.
(a)
260,256 424,613
Saudi National Bank (The) 788,960 7,540,246
Saudi Telecom Co. 467,610 5,653,305
Savola Group (The)
(a)
20,796 163,547
Total 77,870,296
South Africa - 4.6%
Absa Group Ltd. 106,727 1,027,062
Anglo American Platinum Ltd. 23,368 933,061
Bid Corp. Ltd. 162,929 3,892,972
Bidvest Group Ltd. 233,614 2,991,322
FirstRand Ltd. 1,746,823 6,823,208
Gold Fields Ltd. 247,338 5,452,170
Harmony Gold Mining Co. Ltd. 223,115 3,232,832
Impala Platinum Holdings Ltd.
(a)
211,914 1,450,868
Mr Price Group Ltd. 85,145 1,025,847
MTN Group Ltd. 472,985 3,169,109
Naspers Ltd. Class N 44,714 10,984,066
Sasol Ltd.
(a)
66,009 274,561
Shoprite Holdings Ltd. 266,871 3,957,089
Sibanye Stillwater Ltd.
(a)
758,383 858,917
Standard Bank Group Ltd. 181,071 2,357,027
Total 48,430,111
South Korea - 11.9%
Alteogen , Inc.
(a)
6,514 1,574,862
Amorepacific Corp. 7,034 484,379
Celltrion , Inc. 47,496 5,451,154
Doosan Enerbility Co. Ltd.
(a)
114,678 1,826,281
Ecopro BM Co. Ltd.
(a)
3,458 225,915
Ecopro Co. Ltd. 3,751 126,477
Hana Financial Group, Inc. 103,862 4,203,854
Hanmi Semiconductor Co. Ltd. 9,227 427,356
Hanwha Aerospace Co. Ltd. 5,662 2,410,916
Hanwha Vision Co. Ltd.
(a)
6,231 239,931
HD Hyundai Electric Co. Ltd. 5,803 1,150,748
HLB, Inc.
(a)
33,892 1,268,217
HMM Co. Ltd. 124,114 1,648,672

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 5
Common Stocks (continued)
Issuer Shares Value ($)
HYBE Co. Ltd.
(a)
7,213 1,153,590
Hyundai Mobis Co. Ltd. 8,658 1,531,687
Hyundai Motor Co. 34,624 4,636,912
Kakao Corp. 95,893 2,546,293
KakaoBank Corp. 72,151 1,080,428
KB Financial Group, Inc. 107,577 5,771,533
Kia Corp. 66,159 4,147,012
L&F Co. Ltd.
(a)
4,734 192,253
LG Chem Ltd. 6,281 1,045,056
LG Electronics, Inc. 39,594 2,075,828
Meritz Financial Group, Inc. 20,169 1,671,048
NAVER Corp. 44,971 5,833,250
POSCO Future M Co. Ltd.
(a)
2,426 198,199
POSCO Holdings, Inc. 15,248 2,883,917
Samsung C&T Corp. 13,712 1,088,579
Samsung E&A Co. Ltd. 53,663 720,852
Samsung Electro-Mechanics Co. Ltd. 31,019 2,719,561
Samsung Electronics Co. Ltd. 1,030,824 40,462,905
Samsung SDI Co. Ltd. 3,566 456,496
Shinhan Financial Group Co. Ltd. 157,359 5,028,007
SK Hynix, Inc. 108,780 14,087,841
SK Innovation Co. Ltd.
(a)
15,165 1,157,586
SK Square Co. Ltd.
(a)
17,293 1,096,887
SK Telecom Co. Ltd. 25,966 978,685
Woori Financial Group, Inc. 91,609 1,026,518
Total 124,629,685
Taiwan - 27.3%
Accton Technology Corp. 110,370 1,914,709
Acer, Inc. 1,253,498 1,338,348
Advantech Co. Ltd. 115,467 1,304,122
Alchip Technologies Ltd. 22,295 1,839,870
ASE Technology Holding Co. Ltd. 607,709 2,617,345
Asia Vital Components Co. Ltd. 113,861 1,556,898
Asustek Computer, Inc. 141,227 2,590,385
AUO Corp.
(a)
2,285,039 925,646
Catcher Technology Co. Ltd. 533,909 3,368,841
Cathay Financial Holding Co. Ltd. 1,812,269 3,340,437
Chailease Holding Co. Ltd. 228,716 799,068
Chang Hwa Commercial Bank Ltd. 8,000,262 4,276,926
China Airlines Ltd. 736,058 498,797
China Steel Corp. 4,558,219 3,075,193
Chipbond Technology Corp. 1,296,410 2,537,961
Chunghwa Telecom Co. Ltd. 1,976,173 7,648,166
CTBC Financial Holding Co. Ltd. 6,707,470 7,969,571
Delta Electronics, Inc. 410,073 4,446,240
E Ink Holdings, Inc. 175,214 1,398,440
E.Sun Financial Holding Co. Ltd. 1,996,314 1,728,606
Elite Material Co. Ltd. 72,632 1,192,213
eMemory Technology, Inc. 19,754 1,353,523
Eva Airways Corp. 1,372,689 1,676,456
Evergreen Marine Corp. Taiwan Ltd. 240,892 1,599,780
Far Eastern New Century Corp. 5,695,029 5,643,143
Far EasTone Telecommunications Co. Ltd. 1,871,311 5,185,170
Faraday Technology Corp. 88,113 563,934
Formosa Chemicals & Fibre Corp. 506,975 397,762
Formosa Petrochemical Corp. 823,536 907,806
Formosa Plastics Corp. 825,241 909,685
Fortune Electric Co. Ltd. 40,512 548,457
Fubon Financial Holding Co. Ltd. 1,132,832 2,910,340
Gigabyte Technology Co. Ltd. 220,686 1,608,494
Global Unichip Corp. 14,851 469,650
Hon Hai Precision Industry Co. Ltd. 2,614,849 11,498,169
Common Stocks (continued)
Issuer Shares Value ($)
Innolux Corp.
(a)
2,217,997 1,008,712
Inventec Corp. 563,117 715,715
KGI Financial Holding Co. Ltd. 2,019,434 1,043,093
Largan Precision Co. Ltd. 39,268 2,785,216
Lite-On Technology Corp. 573,184 1,569,232
Lotes Co. Ltd. 20,464 847,466
Makalot Industrial Co. Ltd. 238,382 2,200,560
MediaTek , Inc. 320,459 13,415,797
Mega Financial Holding Co. Ltd. 1,224,670 1,471,706
Nan Ya Plastics Corp. 2,125,243 1,920,256
Novatek Microelectronics Corp. 152,580 2,504,513
PharmaEssentia Corp.
(a)
47,166 735,848
President Chain Store Corp. 395,812 2,992,209
Quanta Computer, Inc. 471,496 3,188,039
Realtek Semiconductor Corp. 71,606 1,127,925
Taiwan Business Bank 11,712,069 5,150,100
Taiwan Mobile Co. Ltd. 1,864,982 6,543,797
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,652,411 127,511,302
Tatung Co. Ltd.
(a)
497,846 610,265
Unimicron Technology Corp. 334,401 931,619
Uni -President Enterprises Corp. 2,481,673 6,016,856
United Microelectronics Corp. 3,096,552 4,164,176
Walsin Lihwa Corp. 688,538 476,963
Wan Hai Lines Ltd. 275,537 648,957
Wistron Corp. 573,389 1,645,779
Wiwynn Corp. 25,475 1,254,473
Yageo Corp. 79,446 1,150,923
Yang Ming Marine Transport Corp. 584,362 1,309,436
Total 286,581,084
Thailand - 1.5%
Bangkok Expressway & Metro PCL NVDR 4,325,157 688,455
Bumrungrad Hospital PCL NVDR 232,829 1,128,972
Central Retail Corp PCL NVDR 1,072,738 790,522
Charoen Pokphand Foods PCL NVDR 1,772,771 1,243,683
CP ALL PCL NVDR 2,814,398 4,106,491
Delta Electronics Thailand PCL NVDR 1,008,300 1,954,185
Gulf Energy Development PCL NVDR
(c),(d)
1,515,300 2,222,142
Kasikornbank PCL NVDR 290,084 1,380,945
Krung Thai Bank PCL NVDR 2,097,236 1,489,857
Minor International PCL NVDR 1,008,091 780,026
Thai Oil PCL NVDR 552,708 399,155
Total 16,184,433
Turkey - 0.9%
Akbank TAS 662,726 912,203
BIM Birlesik Magazalar AS 144,857 1,748,690
Eregli Demir ve Celik Fabrikalari TAS 1,239,541 735,360
KOC Holding AS 132,119 569,403
Sasa Polyester Sanayi AS
(a)
5,072,120 499,726
Turk Hava Yollari AO
(a)
341,928 2,801,341
Turkiye Is Bankasi AS Class C 1,622,934 524,158
Turkiye Petrol Rafinerileri AS 325,358 1,182,801
Yapi ve Kredi Bankasi AS 669,847 424,210
Total 9,397,892
United Arab Emirates - 5.0%
Abu Dhabi Commercial Bank PJSC 701,108 2,080,581
Abu Dhabi Islamic Bank PJSC 605,992 2,646,333
Abu Dhabi Ports Co. PJSC
(a)
1,195,088 1,412,091
ADNOC Drilling Co. PJSC 758,224 1,061,045
Adnoc Gas PLC 2,157,314 1,879,475
Aldar Properties PJSC 940,067 2,154,984

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Alpha Dhabi Holding PJSC 385,869 1,130,382
Commercial Bank of Dubai PSC 636,569 1,294,611
Dubai Investments PJSC 1,001,852 646,435
Dubai Islamic Bank PJSC 1,353,133 2,641,392
Emaar Properties PJSC 1,290,409 4,690,097
Emirates Integrated Telecommunications
Co. PJSC 474,437 1,041,086
Emirates NBD Bank PJSC 510,058 2,805,072
Emirates Telecommunications Group Co.
PJSC 804,057 3,699,531
First Abu Dhabi Bank PJSC 1,449,028 5,452,027
International Holding Co. PJSC
(a)
146,453 15,988,798
Modon Holding PSC
(a)
1,074,573 827,934
Multiply Group PJSC
(a)
1,160,375 524,420
NMDC Group PJSC 77,903 506,903
Total 52,483,197
Total Common Stocks
(Cost: $961,348,872) 1,010,266,832
Preferred Stocks - 2.5%
Issuer Shares Value ($)
Brazil - 2.4%
Banco Bradesco SA Preference Shares 1,522,675 3,368,274
Gerdau SA Preference Shares 434,597 1,227,690
Itau Unibanco Holding SA Preference
Shares 1,413,925 7,753,856
Itausa SA Preference Shares 3,253,638 5,368,149
Petroleo Brasileiro SA Preference Shares 1,137,743 7,381,479
Total 25,099,448
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 37,528 1,490,121
Total Preferred Stocks
(Cost: $28,681,834) 26,589,569
Money Market Funds - 0.9%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.182%
(g)
9,350,070 9,350,070
Total Money Market Funds
(Cost: $9,350,070) 9,350,070
Total Investments in Securities
(Cost: $999,380,776) 1,046,206,471
Other Assets & Liabilities, Net 4,867,457
Net Assets 1,051,073,928

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 7
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $11,641,780, which represents 1.11% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the value of these securities amounted to $2,222,142, which represents 0.21% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Indexed ETFs | 2025
Fair Value Measurements (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 43,842,419 – – 43,842,419
Chile 4,568,488 – – 4,568,488
China 793,295 – – 793,295
Colombia 768,379 – – 768,379
Egypt 765,675 – – 765,675
Greece 3,440,855 – – 3,440,855
Hungary 6,716,587 – – 6,716,587
India 186,252,628 – – 186,252,628
Indonesia 24,901,757 – – 24,901,757
Kuwait 13,140,852 – – 13,140,852
Malaysia 22,072,634 – – 22,072,634
Mexico 42,859,378 – – 42,859,378
Philippines 12,089,993 – – 12,089,993
Poland 17,458,561 – – 17,458,561
Qatar 15,018,633 – – 15,018,633
Russia – – 0
(a)
0
(a)
Saudi Arabia 77,870,296 – – 77,870,296
South Africa 48,430,111 – – 48,430,111
South Korea 124,629,685 – – 124,629,685
Taiwan 286,581,084 – – 286,581,084
Thailand 13,962,291 – 2,222,142 16,184,433
Turkey 9,397,892 – – 9,397,892
United Arab Emirates 52,483,197 – – 52,483,197
Total Common Stocks 1,008,044,690 – 2,222,142 1,010,266,832
Preferred Stocks
Brazil 25,099,448 – – 25,099,448
Chile 1,490,121 – – 1,490,121
Total Preferred Stocks 26,589,569 – – 26,589,569

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 9
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 9,350,070 – – 9,350,070
Total Investments in Securities 1,043,984,329 – 2,222,142 1,046,206,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia India Consumer ETF
March 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Indexed ETFs | 2025
Notes to Portfolio of Investments
Common Stocks - 99.5%
Issuer Shares Value ($)
Consumer Discretionary - 58.1%
Apparel Retail - 5.0%
Trent Ltd. 254,819 15,875,860
Apparel, Accessories & Luxury Goods - 4.7%
Titan Co. Ltd. 413,536 14,821,206
Automobile Manufacturers - 15.7%
Hyundai Motor India Ltd.
(a)
227,413 4,543,471
Mahindra & Mahindra Ltd. 470,899 14,686,859
Maruti Suzuki India Ltd. 110,674 14,919,447
Tata Motors Ltd. 2,018,812 15,930,126
Total 50,079,903
Automotive Parts & Equipment - 6.5%
Bosch Ltd. 13,844 4,593,224
Samvardhana Motherson International
Ltd. 4,731,218 7,249,119
Tube Investments of India Ltd. 177,113 5,738,546
UNO Minda Ltd. 287,429 2,944,153
Total 20,525,042
Consumer Electronics - 2.6%
Dixon Technologies India Ltd. 54,665 8,429,113
Hotels, Resorts & Cruise Lines - 4.0%
Indian Hotels Co. Ltd. 1,368,761 12,611,866
Motorcycle Manufacturers - 15.4%
Bajaj Auto Ltd. 173,046 15,951,370
Eicher Motors Ltd. 212,811 13,314,802
Hero MotoCorp Ltd. 207,659 9,045,062
TVS Motor Co. Ltd. 377,052 10,674,887
Total 48,986,121
Restaurants - 4.2%
Zomato Ltd.
(a)
5,729,968 13,521,712
Total Consumer Discretionary 184,850,823
Common Stocks (continued)
Issuer Shares Value ($)
Consumer Staples - 41.4%
Distillers & Vintners - 2.6%
United Spirits Ltd. 501,037 8,214,375
Food Retail - 3.5%
Avenue Supermarts Ltd.
(a),(b)
235,992 11,273,831
Packaged Foods & Meats - 15.3%
Britannia Industries Ltd. 189,121 10,923,648
Marico Ltd. 850,965 6,487,833
Nestle India Ltd. 574,609 15,131,197
Patanjali Foods Ltd. 177,625 3,758,133
Tata Consumer Products Ltd. 1,050,220 12,310,573
Total 48,611,384
Personal Care Products - 11.0%
Colgate-Palmolive India Ltd. 212,274 5,935,153
Dabur India Ltd. 951,503 5,638,495
Godrej Consumer Products Ltd. 583,728 7,917,010
Hindustan Unilever Ltd. 581,890 15,378,072
Total 34,868,730
Soft Drinks & Non-alcoholic Beverages - 4.2%
Varun Beverages Ltd. 2,102,142 13,272,350
Tobacco - 4.8%
ITC Ltd. 3,183,080 15,259,493
Total Consumer Staples 131,500,163
Total Common Stocks
(Cost: $264,374,030) 316,350,986
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.182%
(c)
1,596,499 1,596,499
Total Money Market Funds
(Cost: $1,596,499) 1,596,499
Total Investments in Securities
(Cost: $265,970,529) 317,947,485
Other Assets & Liabilities, Net (142,192)
Net Assets 317,805,293
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $11,273,831, which represents 3.55% of total net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia India Consumer ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 11
Fair Value Measurements (continued)
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 184,850,823 – – 184,850,823
Consumer Staples 131,500,163 – – 131,500,163
Total Common Stocks 316,350,986 – – 316,350,986
Money Market Funds 1,596,499 – – 1,596,499
Total Investments in Securities 317,947,485 – – 317,947,485
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
March 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Indexed ETFs | 2025
Common Stocks - 96.8%
Issuer Shares Value ($)
Brazil - 2.5%
Ambev SA 156,682 369,298
B3 SA - Brasil Bolsa Balcao 162,037 343,444
Embraer SA
(a)
17,560 201,578
Suzano SA 18,850 174,228
Vale SA 78,926 781,316
WEG SA 38,242 302,323
Total 2,172,187
Chile - 0.4%
Banco de Chile 2,676,379 352,830
China - 32.1%
Agricultural Bank of China, Ltd. Class H 501,878 301,889
Airtac International Group 6,656 166,588
Alibaba Group Holding Ltd. 233,708 3,844,919
ANTA Sports Products Ltd. 30,438 334,101
Baidu, Inc. Class A
(a)
37,182 429,870
Bank of China, Ltd. Class H 1,287,852 776,323
Beijing-Shanghai High Speed Railway Co.
Ltd. 212,486 163,210
BYD Co. Ltd. Class H 16,819 849,132
China Construction Bank Corp. Class H 1,386,623 1,226,169
China Life Insurance Co., Ltd. Class H 145,227 279,990
China Merchants Bank Co., Ltd. Class H 62,677 369,764
China Overseas Land & Investment, Ltd. 115,387 206,146
China Pacific Insurance Group Co., Ltd.
Class H 54,836 172,325
China Petroleum & Chemical Corp. Class
H 523,311 275,770
China Resources Beer Holdings Co. Ltd. 54,896 198,267
China Resources Land, Ltd. 78,006 258,673
China Shenhua Energy Co., Ltd. Class H 69,756 282,868
China State Construction Engineering
Corp. Ltd. Class A 215,804 156,533
China Yangtze Power Co., Ltd. Class A 95,895 367,754
Contemporary Amperex Technology Co.
Ltd. Class A 17,756 619,331
Gree Electric Appliances Inc. Class A 26,732 167,580
H World Group Ltd. ADR 4,663 172,578
Haier Smart Home Co. Ltd. Class H 63,895 205,310
Hygon Information Technology Co. Ltd.
Class A 9,126 177,821
Industrial & Commercial Bank of China,
Ltd. Class H 1,020,202 726,440
Industrial Bank Co. Ltd. Class A 78,244 233,058
JD.com, Inc. Class A 42,457 877,484
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 31,609 214,455
Kuaishou Technology
(a),(b)
40,388 282,134
Kweichow Moutai Co. Ltd. Class A 4,848 1,043,580
Lenovo Group, Ltd. 158,328 213,266
Li Auto, Inc. Class A
(a)
18,835 239,786
Luxshare Precision Industry Co., Ltd.
Class A 32,620 183,934
Meituan Class B
(a),(b)
75,111 1,504,093
Midea Group Co. Ltd. Class A 29,170 315,767
NetEase , Inc. 27,091 550,156
Nongfu Spring Co. Ltd. Class H
(b)
45,854 198,909
PDD Holdings, Inc. ADR
(a)
9,597 1,135,805
PetroChina Co. Ltd. Class H 410,401 331,789
PICC Property & Casualty Co., Ltd. Class
H 140,488 259,658
Common Stocks (continued)
Issuer Shares Value ($)
Ping An Insurance Group Co. of China,
Ltd. Class H 107,540 639,963
Pop Mart International Group Ltd.
(b)
12,222 245,844
Shanghai Pudong Development Bank Co.
Ltd. Class A 114,828 165,155
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd. Class A 5,658 182,574
Silergy Corp. 10,000 113,696
Sunny Optical Technology Group Co. Ltd. 15,285 140,173
Tencent Holdings Ltd. 56,780 3,627,066
Tencent Music Entertainment Group ADR 14,137 203,714
Trip.com Group Ltd. 9,060 575,486
Xiaomi Corp. Class B
(a),(b)
231,245 1,462,316
Zijin Mining Group Co., Ltd. Class H 122,926 279,338
Total 27,948,550
Czech Republic - 0.4%
CEZ AS 6,453 318,826
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 69,045 112,572
Greece - 0.3%
National Bank of Greece SA 27,789 283,668
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 27,883 218,954
India - 16.7%
Adani Ports & Special Economic Zone
Ltd. 21,261 294,255
Adani Power Ltd.
(a)
23,906 142,447
Bajaj Auto Ltd. 1,859 171,362
Bharat Electronics Ltd. 98,982 348,946
Bharat Petroleum Corp. Ltd. 60,629 197,530
Britannia Industries Ltd. 3,776 218,102
Cipla Ltd. 17,009 286,997
Coal India Ltd. 65,361 304,504
Dixon Technologies India Ltd. 969 149,416
Dr Reddy's Laboratories Ltd. 19,544 261,631
Eicher Motors Ltd. 3,677 230,056
GAIL India, Ltd. 89,542 191,755
HCL Technologies Ltd. 17,225 320,931
Hero MotoCorp Ltd. 3,981 173,402
Hindalco Industries Ltd. 41,987 335,243
Hindustan Aeronautics Ltd. 4,941 241,490
Hindustan Petroleum Corp. Ltd. 30,876 130,172
Hindustan Unilever Ltd. 22,416 592,406
ICICI Bank Ltd. 115,396 1,820,401
ICICI Lombard General Insurance Co.
Ltd.
(b)
8,451 177,266
Indian Oil Corp., Ltd. 122,562 183,113
Indus Towers Ltd.
(a)
40,853 159,784
Info Edge India Ltd. 2,138 179,635
Infosys, Ltd. 53,479 982,735
InterGlobe Aviation Ltd.
(a),(b)
5,148 308,097
Larsen & Toubro Ltd. 17,016 695,253
Lupin , Ltd. 8,365 198,471
Maruti Suzuki India Ltd. 3,109 419,110
Oil & Natural Gas Corp. Ltd. 111,254 320,697
Pidilite Industries Ltd. 5,903 196,782
Power Finance Corp. Ltd. 38,406 186,138
Power Grid Corp of India Ltd. 119,580 406,213
REC Ltd. 33,699 169,219
State Bank of India 42,384 382,570

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 13
Common Stocks (continued)
Issuer Shares Value ($)
Sun Pharmaceutical Industries Ltd. 27,445 557,008
Tata Consultancy Services, Ltd. 15,293 645,223
Tata Motors Ltd. 49,308 389,082
Tata Power Co. Ltd. (The) 59,452 261,117
Tata Steel Ltd. 244,553 441,310
Tech Mahindra Ltd. 12,222 202,800
Trent Ltd. 4,601 286,654
Vedanta Ltd. 44,278 240,059
Wipro Ltd. 54,944 168,581
Total 14,567,963
Indonesia - 1.4%
PT Astra International Tbk 680,726 202,245
PT Bank Central Asia Tbk 892,818 458,270
PT Bank Mandiri Persero Tbk
(a)
673,656 211,534
PT Bank Rakyat Indonesia Persero Tbk 1,268,189 310,155
Total 1,182,204
Kuwait - 0.8%
National Bank of Kuwait SAKP 215,325 731,714
Malaysia - 1.6%
CIMB Group Holdings Bhd 155,500 245,296
Malayan Banking Bhd 111,900 255,195
Public Bank Bhd 287,900 286,765
Telekom Malaysia Bhd 179,900 265,542
Tenaga Nasional Bhd 101,200 305,139
Total 1,357,937
Mexico - 1.8%
Cemex SAB de CV Series CPO 411,118 232,103
Fomento Economico Mexicano SAB de CV
Series UBD 48,052 469,357
Grupo Financiero Banorte SAB de CV
Class O 63,239 438,723
Grupo Mexico SAB de CV Series B 77,932 389,770
Total 1,529,953
Philippines - 0.4%
SM Investments Corp. 23,530 324,013
Qatar - 1.0%
Qatar Islamic Bank QPSC 59,213 334,527
Qatar National Bank QPSC 112,732 498,485
Total 833,012
Russia - 0.0%
Magnit PJSC
(c),(d),(e),(f)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 3.8%
Al Rajhi Bank 43,431 1,180,977
Alinma Bank 36,266 296,811
Etihad Etisalat Co. 15,806 257,035
Jarir Marketing Co. 69,312 239,842
Riyad Bank 38,827 341,060
SABIC Agri -Nutrients Co. 8,951 252,941
Saudi Awwal Bank 28,177 281,687
Saudi Basic Industries Corp. 25,377 430,944
Total 3,281,297
South Africa - 3.0%
Absa Group Ltd. 25,262 243,103
Bid Corp. Ltd. 10,697 255,590
Capitec Bank Holdings Ltd. 2,280 384,629
FirstRand Ltd. 118,444 462,650
Gold Fields Ltd. 17,412 383,820
Harmony Gold Mining Co. Ltd. 12,484 180,887
Common Stocks (continued)
Issuer Shares Value ($)
Shoprite Holdings Ltd. 19,233 285,182
Standard Bank Group Ltd. 34,118 444,119
Total 2,639,980
South Korea - 9.0%
Celltrion , Inc. 162 18,593
Hana Financial Group, Inc. 6,537 264,588
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,236 168,717
Hyundai Mobis Co. Ltd. 1,501 265,542
KB Financial Group, Inc. 6,955 373,137
Kia Corp. 5,323 333,659
Krafton , Inc.
(a)
687 156,062
KT&G Corp. 3,031 208,105
NAVER Corp. 2,960 383,946
POSCO Holdings, Inc. 1,806 341,576
Samsung Biologics Co. Ltd.
(a),(b)
429 295,420
Samsung Electronics Co. Ltd. 78,996 3,100,828
Samsung Fire & Marine Insurance Co.
Ltd. 755 183,302
Shinhan Financial Group Co. Ltd. 9,261 295,912
SK Hynix, Inc. 9,182 1,189,139
Woori Financial Group, Inc. 21,837 244,693
Total 7,823,219
Taiwan - 16.6%
Accton Technology Corp. 14,081 244,278
ASE Technology Holding Co. Ltd. 91,958 396,054
Asia Vital Components Co. Ltd. 9,756 133,400
Asustek Computer, Inc. 18,951 347,599
Cathay Financial Holding Co. Ltd. 277,485 511,470
CTBC Financial Holding Co. Ltd. 468,957 557,198
Delta Electronics, Inc. 50,351 545,934
E.Sun Financial Holding Co. Ltd. 498,788 431,900
eMemory Technology, Inc. 1,672 114,564
Evergreen Marine Corp. Taiwan Ltd. 35,296 234,403
Fubon Financial Holding Co. Ltd. 235,145 604,107
Hon Hai Precision Industry Co. Ltd. 281,950 1,239,807
Hua Nan Financial Holdings Co. Ltd. 342,244 286,556
KGI Financial Holding Co. Ltd. 555,076 286,712
Largan Precision Co. Ltd. 2,926 207,537
Lite-On Technology Corp. 69,862 191,264
MediaTek , Inc. 34,686 1,452,106
Novatek Microelectronics Corp. 16,586 272,250
Quanta Computer, Inc. 59,159 400,006
Realtek Semiconductor Corp. 13,658 215,138
SinoPac Financial Holdings Co. Ltd. 435,120 291,587
Taishin Financial Holding Co. Ltd. 528,778 273,925
Taiwan Mobile Co. Ltd. 79,194 277,874
Taiwan Semiconductor Manufacturing
Co. Ltd. 114,634 3,141,840
Uni -President Enterprises Corp. 164,698 399,313
United Microelectronics Corp. 303,734 408,455
Wistron Corp. 77,415 222,202
Yageo Corp. 17,560 254,389
Yang Ming Marine Transport Corp. 69,974 156,797
Yuanta Financial Holding Co. Ltd. 367,843 370,585
Total 14,469,250
Thailand - 1.3%
Advanced Info Service PCL NVDR 29,500 239,131
Bangkok Dusit Medical Services PCL
NVDR 339,800 218,353
CP ALL PCL NVDR 161,100 235,061

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Indexed ETFs | 2025
Common Stocks (continued)
Issuer Shares Value ($)
Delta Electronics Thailand PCL NVDR 81,900 158,730
PTT PCL NVDR NVDR 313,800 295,994
Total 1,147,269
Turkey - 0.6%
Akbank TAS 116,960 160,988
Turk Hava Yollari AO
(a)
40,616 332,758
Total 493,746
United Arab Emirates - 2.8%
Abu Dhabi Commercial Bank PJSC 101,198 300,311
Abu Dhabi Islamic Bank PJSC 54,789 239,261
Aldar Properties PJSC 144,570 331,408
Emaar Properties PJSC 184,411 670,257
Emirates NBD Bank PJSC 74,505 409,742
First Abu Dhabi Bank PJSC 138,271 520,250
Total 2,471,229
Total Common Stocks
(Cost: $86,150,780) 84,260,373
Preferred Stocks - 2.3%
Issuer Shares Value ($)
Brazil - 2.1%
Itau Unibanco Holding SA Preference
Shares 132,513 726,689
Itausa SA Preference Shares 271,023 447,159
Petroleo Brasileiro SA Preference Shares 100,303 650,748
Total 1,824,596
Colombia - 0.2%
Bancolombia SA Class Preference 18,123 182,161
Total Preferred Stocks
(Cost: $1,976,607) 2,006,757
Money Market Funds - 0.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.182%
(g)
594,646 594,646
Total Money Market Funds
(Cost: $594,646) 594,646
Total Investments in Securities
(Cost: $88,722,033) 86,861,776
Other Assets & Liabilities, Net 217,509
Net Assets 87,079,285

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 15
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $4,474,079, which represents 5.14% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Indexed ETFs | 2025
Fair Value Measurements (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 2,172,187 – – 2,172,187
Chile 352,830 – – 352,830
China 27,948,550 – – 27,948,550
Czech Republic 318,826 – – 318,826
Egypt 112,572 – – 112,572
Greece 283,668 – – 283,668
Hungary 218,954 – – 218,954
India 14,567,963 – – 14,567,963
Indonesia 1,182,204 – – 1,182,204
Kuwait 731,714 – – 731,714
Malaysia 1,357,937 – – 1,357,937
Mexico 1,529,953 – – 1,529,953
Philippines 324,013 – – 324,013
Qatar 833,012 – – 833,012
Russia – – 0
(a)
0
(a)
Saudi Arabia 3,281,297 – – 3,281,297
South Africa 2,639,980 – – 2,639,980
South Korea 7,823,219 – – 7,823,219
Taiwan 14,469,250 – – 14,469,250
Thailand 1,147,269 – – 1,147,269
Turkey 493,746 – – 493,746
United Arab Emirates 2,471,229 – – 2,471,229
Total Common Stocks 84,260,373 – 0
(a)
84,260,373
Preferred Stocks
Brazil 1,824,596 – – 1,824,596
Colombia 182,161 – – 182,161
Total Preferred Stocks 2,006,757 – – 2,006,757

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 17
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 594,646 – – 594,646
Total Investments in Securities 86,861,776 – 0
(a)
86,861,776
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Indexed ETFs | 2025
Columbia EM Core ex-
China ETF
Columbia India
Consumer ETF
Columbia Research
Enhanced Emerging
Economies ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $999,380,776, $265,970,529 and
$88,722,033, respectively) $1,046,206,471 $317,947,485 $86,861,776
Cash 320,942 – –
Foreign currency (cost $429,711, $– and $36,833, respectively) 429,179 – 37,409
Receivable for:
Dividends 4,142,074 57,540 344,657
Foreign tax reclaims 278,808 – 7,477
Reimbursement due from Investment Manager – 5,382 4,900
Total assets 1,051,377,474 318,010,407 87,256,219
Liabilities
Payable for:
Investment management fees 145,730 198,204 36,924
Foreign capital gains taxes deferred – 6,910 64,411
Accrued expenses and other liabilities 157,816 – 75,599
Total liabilities 303,546 205,114 176,934
Net assets applicable to outstanding capital stock $1,051,073,928 $317,805,293 $87,079,285
Represented by:
Paid-in capital $1,045,695,098 $291,584,444 $317,341,491
Total distributable earnings (loss) 5,378,830 26,220,849 (230,262,206)
Total — representing net assets applicable to outstanding capital stock $1,051,073,928 $317,805,293 $87,079,285
Shares outstanding 35,700,000 5,300,000 4,000,000
Net asset value per share $29.44 $59.96 $21.77

STATEMENT OF OPERATIONS
Year Ended March 31, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 19
Columbia EM Core ex-
China ETF
Columbia India
Consumer ETF
(Consolidated)
Columbia Research
Enhanced Emerging
Economies ETF
Investment Income:
Dividends - unaffiliated issuers $35,801,224 $4,394,156 $2,225,530
Foreign taxes withheld (4,405,209) (761,776) (229,687)
Total income 31,396,015 3,632,380 1,995,843
Expenses:
Investment management fees 1,809,027 2,753,186 336,994
Mauritius taxes paid – 1,061 –
Line of credit interest – 5,403 –
Overdraft expense 31,105 17,427 31,720
Total expenses 1,840,132 2,777,077 368,714
Fees waived by the Investment Manager and its affiliates – (18,487) (32,525)
Total net expenses 1,840,132 2,758,590 336,189
Net Investment income 29,555,883 873,790 1,659,654
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (34,974,164) (13,342,777) 349,498
In-kind transactions 4,774,089 – 614,636
Foreign currency translations (1,123,130) (400,589) (161,383)
Net realized gain (loss) (31,323,205) (13,743,366) 802,751
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (30,054,654) (19,396,516) (361,201)
Foreign capital gains tax 1,780,227 8,182,416 365,367
Foreign currency translations (371) 646 493
Net change in unrealized appreciation (depreciation) (28,274,798) (11,213,454) 4,659
Net realized and unrealized gain (loss) (59,598,003) (24,956,820) 807,410
Net Increase (Decrease) in net assets resulting from operations $(30,042,120) $(24,083,030) $2,467,064

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Indexed ETFs | 2025
,
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
(Consolidated)
Year Ended
March 31,
2025
Year Ended
March 31,
2024
Year Ended
March 31,
2025
Year Ended
March 31,
2024
Operations
Net investment income $29,555,883 $13,035,817 $873,790 $73,207
Net realized loss (31,323,205) (2,999,184) (13,743,366) (1,690,900)
Net change in unrealized appreciation (depreciation) (28,274,798) 75,730,642 (11,213,454) 49,460,734
Net increase (decrease) in net assets resulting from operations (30,042,120) 85,767,275 (24,083,030) 47,843,041
Distributions to shareholders
Net investment income and net realized gains (31,015,776) (7,788,221) (11,045,759) (5,489,494)
Shareholder transactions
Proceeds from shares sold 244,556,489 692,688,015 187,078,485 134,345,758
Cost of shares redeemed (76,991,490) – (81,850,784) –
Net increase in net assets resulting from shareholder
transactions 167,564,999 692,688,015 105,227,701 134,345,758
Increase in net assets 106,507,103 770,667,069 70,098,912 176,699,305
Net Assets:
Net assets at beginning of year 944,566,825 173,899,756 247,706,381 71,007,076
Net assets at end of year $1,051,073,928 $944,566,825 $317,805,293 $247,706,381
Capital stock activity
Shares outstanding, beginning of
year
30,500,000 6,450,000 3,900,000 1,600,000
Shares sold 7,750,000 24,050,000 2,650,000 2,300,000
Shares redeemed (2,550,000) – (1,250,000) –
Shares outstanding, end of
year
35,700,000 30,500,000 5,300,000 3,900,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 21
Columbia Research Enhanced Emerging
Economies ETF
Year Ended
March 31,
2025
Year Ended
March 31,
2024
Operations
Net investment income $1,659,654 $1,062,431
Net realized gain (loss) 802,751 (4,790,908)
Net change in unrealized appreciation 4,659 4,814,847
Net increase in net assets resulting from operations 2,467,064 1,086,370
Distributions to shareholders
Net investment income and net realized gains (700,296) (1,015,250)
Shareholder transactions
Proceeds from shares sold 45,491,314 –
Cost of shares redeemed (19,006,192) (26,323,127)
Net increase (decrease) in net assets resulting from shareholder transactions 26,485,122 (26,323,127)
Increase (decrease) in net assets 28,251,890 (26,252,007)
Net Assets:
Net assets at beginning of year 58,827,395 85,079,402
Net assets at end of year $87,079,285 $58,827,395
Capital stock activity
Shares outstanding, beginning of
year
2,850,000 4,150,000
Shares sold 2,050,000 –
Shares redeemed (900,000) (1,300,000)
Shares outstanding, end of
year
4,000,000 2,850,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Indexed ETFs | 2025
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended March 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of
year
$30.97 $26.96 $30.73 $31.65 $19.09
Income (loss) from investment operations:
Net investment income 0.82 0.80 0.86 0.80 0.68
Net realized and unrealized gain (loss) (1.53) 3.58 (4.01) (1.10) 12.37
Total from investment operations (0.71) 4.38 (3.15) (0.30) 13.05
Less distributions to shareholders:
Net investment income (0.82) (0.37) (0.62) (0.58) (0.49)
Net realized gains – – – (0.04) –
Total distribution to shareholders (0.82) (0.37) (0.62) (0.62) (0.49)
Net asset value, end of
year
$29.44 $30.97 $26.96 $30.73 $31.65
Total Return at NAV (2.39)% 16.32% (10.15)% (0.96)% 68.56%
Total Return at Market Price (2.40)% 16.41% (9.43)% (1.94)% 69.09%
Ratios to average net assets:
Total gross expenses
(a)
0.16%
(b)
0.16%
(c)
0.16%
(d)
0.16%
(e)
0.16%
Total net expenses
(a)(f)
0.16%
(b)
0.16%
(c)
0.16%
(d)
0.16%
(e)
0.16%
Net Investment income 2.61% 2.79% 3.28% 2.53% 2.61%
Supplemental data
Net assets, end of
year
(in thousands) $1,051,074 $944,567 $173,900 $95,264 $30,070
Portfolio turnover 20% 14% 19% 13% 19%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes less than 0.01% for the year ended March 31, 2025 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF (Consolidated)
The accompanying Notes to Financial Statements are an integral part of this statement.
Indexed ETFs | 2025 23
s
Year Ended March 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of
year
$63.51 $44.38 $50.13 $50.85 $30.80
Income (loss) from investment operations:
Net investment income 0.16 0.03 0.12 0.38 0.09
Net realized and unrealized gain (loss) (1.85) 21.34 (1.07) 2.27 20.12
Total from investment operations (1.69) 21.37 (0.95) 2.65 20.21
Less distributions to shareholders:
Net investment income – – (0.11) (0.08) (0.16)
Net realized gains (1.86) (2.24) (4.69) (3.29) –
Total distribution to shareholders (1.86) (2.24) (4.80) (3.37) (0.16)
Net asset value, end of
year
$59.96 $63.51 $44.38 $50.13 $50.85
Total Return at NAV (2.93)% 48.74% (2.38)% 5.22% 65.67%
Total Return at Market Price (4.34)% 49.80% (1.14)% 3.17% 69.58%
Ratios to average net assets:
Total gross expenses
(a)
0.76%
(b)(c)
0.77%
(d)
0.77%
(e)
0.77%
(f)
0.80%
(g)
Total net expenses
(a)(h)
0.75%
(b)(c)
0.75%
(d)
0.75%
(e)
0.75%
(f)
0.75%
(g)
Net Investment income 0.24% 0.06% 0.24% 0.70% 0.22%
Supplemental data
Net assets, end of
year
(in thousands) $317,805 $247,706 $71,007 $77,709 $91,532
Portfolio turnover 41% 24% 22% 31% 16%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.01% for the year ended March 31, 2025 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense was waived for the year ended March 31, 2025.
(c) Ratios include line of credit interest expense which is less than 0.01%
(d) The total gross expense ratio includes 0.02% for the year ended March 31, 2024 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2024.
(e) The total gross expense ratio includes 0.02% for the year ended March 31, 2023 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2023.
(f) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(g) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Emerging Economies ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Indexed ETFs | 2025
Year Ended March 31,
2025 2024 2023 2022 2021
Per share data
Net asset value, beginning of
year
$20.64 $20.50 $21.33 $27.73 $19.65
Income (loss) from investment operations:
Net investment income 0.52 0.32 0.35 0.33 0.29
Net realized and unrealized gain (loss) 0.77 0.15 (0.77) (6.47) 7.97
Total from investment operations 1.29 0.47 (0.42) (6.14) 8.26
Less distributions to shareholders:
Net investment income (0.16) (0.33) (0.41) (0.26) (0.18)
Net asset value, end of
year
$21.77 $20.64 $20.50 $21.33 $27.73
Total Return at NAV 6.25% 2.29% (1.93)% (22.22)% 42.02%
Total Return at Market Price 6.73% 2.10% (0.95)% (23.46)% 43.27%
Ratios to average net assets:
Total gross expenses
(a)
0.54%
(b)
0.49%
(c)
0.49%
(d)
0.53%
(e)
0.59%
(f)
Total net expenses
(g)
0.49%
(b)
0.49%
(c)
0.49%
(a)(d)
0.53%
(a)(e)
0.59%
(a)(f)
Net Investment income 2.41% 1.58% 1.71% 1.28% 1.14%
Supplemental data
Net assets, end of
year
(in thousands) $87,079 $58,827 $85,079 $117,297 $182,999
Portfolio turnover 150% 34% 25% 31% 40%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.05% for the year ended March 31, 2025 attributed to overdraft expense, which is outside the Unitary
Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2025.
(c) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2024 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2024.
(d) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2023 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense as the entire overdraft expense was waived for the year ended March 31, 2023.
(e) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(f) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2025
Indexed ETFs | 2025 25
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia India Consumer ETF and Columbia Research Enhanced
Emerging Economies ETF (formerly known as Columbia Emerging Markets Consumer ETF). Columbia EM Core ex-China
ETF and Columbia India Consumer ETF are non-diversified funds. At period end, Columbia Research Enhanced Emerging
Economies ETF was operating as a diversified fund.
Effective June 28, 2024, Columbia Emerging Markets Consumer ETF was renamed Columbia Research Enhanced
Emerging Economies ETF.
Basis for Consolidation
The Consolidated Statements of Operations and of Changes in Net Assets, and the Consolidated Financial Highlights
of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer
Mauritius, a wholly owned subsidiary of Columbia India Consumer ETF (the Subsidiary) located in the Republic of
Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF has transitioned all of its Indian securities out of the
Subsidiary and hold investments in Indian securities directly in the Fund.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. Therefore, Columbia India Consumer ETF no longer has any material advantages to invest in Indian securities via the Subsidiary. For more information, see India-Mauritius Tax Treaty
Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Fund
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 97,393 11,785,207 (10,424,482)

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
26 Indexed ETFs | 2025
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies (ASC
946)
. The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)
– Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or their results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Indexed ETFs | 2025 27
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
28 Indexed ETFs | 2025
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements
to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows:
Fund
Effective investment management
fee rate (%)
Columbia EM Core ex-China ETF 0.16
Columbia India Consumer ETF 0.75
Columbia Research Enhanced Emerging Economies ETF 0.49

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Indexed ETFs | 2025 29
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Research Enhanced Emerging Economies ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2025, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions and passive foreign investment company (PFIC) holdings, late year loss deferral, foreign capital gains tax, disallowed capital gains (losses) on a redemption in-kind, and capital loss carryforwards. To the extent
Fund
Through
July 31, 2025
Columbia India Consumer ETF 0.75%
Columbia Research Enhanced Emerging Economies ETF 0.49%

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
30 Indexed ETFs | 2025
these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2025, the components of distributable earnings on a tax basis were as follows:
At March 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
The following capital loss carryforwards, determined at March 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March
31, 2025, capital loss carryforwards utilized, if any, were as follows:
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At March 31, 2025, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2025.
Fund
Undistributed net
investment income ($)
Accumulated net
realized gain (loss) ($)
Paid-in capital increase
(decrease) ($)
Columbia EM Core ex-China ETF (1,187,980) (3,207,893) 4,395,873
Columbia India Consumer ETF (6,126,705) 9,137,237 (3,010,532)
Columbia Research Enhanced Emerging Economies ETF (447,448) 10,041 437,407
Year Ended March 31, 2025 Year Ended March 31, 2024
Fund
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Columbia EM Core ex-China ETF 31,015,776 - 31,015,776 7,788,221 - 7,788,221
Columbia India Consumer ETF - 11,045,759 11,045,759 - 5,489,494 5,489,494
Columbia Research Enhanced Emerging
Economies ETF 700,296 - 700,296 1,015,250 - 1,015,250
Fund
Undistributed ordinary
income/(loss) ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 6,532,231 - (37,774,098) 36,488,581
Columbia India Consumer ETF - - - 47,185,356
Columbia Research Enhanced Emerging Economies ETF 1,001,102 - (227,577,006) (3,621,202)
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 1,009,717,890 137,847,213 (101,358,632) 36,488,581
Columbia India Consumer ETF 270,762,129 63,093,788 (15,908,432) 47,185,356
Columbia Research Enhanced Emerging Economies ETF 90,482,978 6,377,547 (9,998,749) (3,621,202)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia EM Core ex-China ETF (12,050,660) (25,723,438) (37,774,098) -
Columbia India Consumer ETF - - - -
Columbia Research Enhanced
Emerging Economies ETF (6,963,411) (220,613,595) (227,577,006) (541,220)

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Indexed ETFs | 2025 31
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended March 31, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia EM Core ex-China ETF - -
Columbia India Consumer ETF 7,264,826 13,692,866
Columbia Research Enhanced Emerging Economies ETF - -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 349,094,830 225,170,449
Columbia India Consumer ETF 238,392,544 152,410,951
Columbia Research Enhanced Emerging Economies ETF 127,305,103 101,419,139
Fund Contributions ($)
Columbia EM Core ex-China ETF 56,034,234
Columbia India Consumer ETF -
Columbia Research Enhanced Emerging Economies ETF 5,163,938
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF 12,535,389 17,309,478 4,774,089
Columbia India Consumer ETF - - -
Columbia Research Enhanced Emerging Economies ETF 4,146,964 4,761,600 614,636

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
32 Indexed ETFs | 2025
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
During the year ended March 31, 2025, the following Funds had borrowings:
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. The Funds had no outstanding borrowings at March 31, 2025.
Note 8. Significant risks
Consumer concentration risk
Because Columbia India Consumer ETF concentrates its investments in the consumer discretionary/staples sectors
(specifically the discretionary/staples sectors of India), this Fund may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Financials sector risk
Columbia EM Core ex-China ETF and Columbia Research Enhanced Emerging Economies ETF are more susceptible to the particular risks that may affect companies in the financials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Funds concentrate their investment exposure to any one or a few specific countries, the Funds will be
Fund
Average daily loan
balance ($)
Weighted average
interest rate (%) Days outstanding
Columbia India Consumer ETF 8,200,000 5.93 4

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Indexed ETFs | 2025 33
particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice
and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Funds may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region.
Funds are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities.
Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia EM Core ex-China ETF and Columbia Research Enhanced Emerging Economies ETF are
particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater
China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Funds’ investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and
Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified, which could result in greater volatility in the Funds’ net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Funds’ portfolio securities. Changes in
Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater
China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the
United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the
Chinese economy.
India
. Columbia India Consumer ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund has significant investments in Indian securities, its
NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
34 Indexed ETFs | 2025
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted General anti-avoidance rules (GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the
Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.
Information technology sector risk
Columbia EM Core ex-China ETF and Columbia Research Enhanced Emerging Economies ETF are more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents
(or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
Indexed ETFs | 2025 35
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
The Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the
Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the index regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued.
Sector risk
At times, the Funds may have a significant portion of their assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Funds more vulnerable to unfavorable developments in that group of industries or economic sector.
Variable interest entity risk
Many Chinese companies to which Columbia Research Enhanced Emerging Economies ETF seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the
Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the
United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2025
36 Indexed ETFs | 2025
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Indexed ETFs | 2025 37
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust II and Shareholders of Columbia EM Core ex-China ETF, Columbia
Research Enhanced Emerging Economies ETF and Columbia India Consumer ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting Columbia ETF Trust II, hereafter collectively referred to as the “Funds”)
as of March 31, 2025, the related statements of operations and statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations and the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of
America.
(1) Statement of operations for the year ended March 31, 2025, statement of changes in net assets for the years ended
March 31, 2025 and 2024, and financial highlights for the years ended March 31, 2025, 2024, 2023, 2022 and 2021
(2) Consolidated statement of operations for the year ended March 31, 2025, consolidated statement of changes in net assets for the years ended March 31, 2025 and 2024, and consolidated financial highlights for the years ended March
31, 2025, 2024, 2023, 2022 and 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia EM Core ex-China ETF (1)
Columbia Research Enhanced Emerging Economies ETF (1)
Columbia India Consumer ETF (2)

FEDERAL INCOME TAX INFORMATION
(Unaudited)
38 Indexed ETFs | 2025
The Funds hereby designate the following tax attributes for the ﬁscal year ended March 31, 2025 . Shareholders will be notiﬁed in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualiﬁed dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the ﬁscal year that represents qualiﬁed dividend income subject to reduced tax rates.
Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
The following Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Funds
Qualified
dividend
income
Foreign
taxes
paid
Foreign
taxes
paid per
share
Foreign
source
income
Foreign
source
income
per share
Columbia EM Core ex-China ETF 47.45% $4,683,575 $0.13 $33,630,347 $0.94
Columbia India Consumer ETF -% $- $- $- $-
Columbia Research Enhanced
Emerging Economies ETF 70.61% $666,128 $0.17 $2,207,053 $0.55
Funds
Columbia India Consumer ETF $11,159,089

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
ANN279_03_R01_(05/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	May 22,2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	May 22,2025
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President
Date	May 22,2025
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer
Date	May 22,2025